Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	28.38
Maximum Aggregate Offering Price	$ 113,520,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,379.91
Offering Note	The offering price per share, aggregate offering price, and registration fee with respect to the shares of Common Stock, par value $0.01 per share, of Trinity Industries, Inc. issuable pursuant to the employee benefit plan described herein have been calculated in accordance with Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Trinity Industries, Inc. Common Stock on September 15, 2025, as reported in the consolidated reporting system of the New York Stock Exchange.
(2)Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers additional shares of common stock of the registrant as may be offered or issued as a result of stock splits, stock dividends, or similar transactions.
(3)This Registration Statement registers an additional 4,000,000 shares issuable under the Fifth Amended and Restated Trinity Industries, Inc. Stock Option and Incentive Plan (the “Plan”). We have previously registered 33,000,000 shares issuable under the Plan, taking into account adjustments pursuant to Rule 416 related to stock splits that occurred on June 9, 2006 and June 19, 2014.